Equity Investments - Equity Investment Activity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Change in Equity Method Investments [Roll Forward]
Balance at December 31, 2021	$ 27,607
Gain from change in fair value of investment in Scorpio Tankers	46,767
Balance at June 30, 2022	74,374
Dividend income from Scorpio Tankers common stock	$ 431	$ 431